Fair Value Accounting (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Schedule of Assets and Liabilities Measured at Fair Value On Recurring Basis

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2018 and December 31, 2017 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value (in thousands):

Description	Level	Successor (NESR) December 31, 2018	Predecessor (NPS) December 31, 2017

Liabilities:
Convertible option (Note 9, Debt)	3	$-	$-
Contingent consideration	3	10,480	-

Schedule of Fair Value Assumption Used

The model used the following assumptions at inception:

At June 6, 2018

Stock price	$10.185
Volatility	36.67% - 46.88%
Correlation	0.50
Weighted average cost of capital	16.5%
Interest rates	1.96% - 2.14%